Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Cost:
Buildings	20,496,536	21,675,499
Furniture, fixtures and equipment	3,700,956	3,847,020
Leasehold improvements	1,608,217	1,686,600
Motor vehicles	30,662	31,961
Software	128,253	125,095
Construction in progress	600,374	201,998
Sub-total	26,564,998	27,568,173
Less: Accumulated depreciation	(7,653,439)	(8,915,274)
Less: Accumulated impairment	(618,788)	(341,366)
Property and equipment, net	18,292,771	18,311,533